STANDISH, AYER & WOOD INVESTMENT TRUST
                       STANDISH INTERNATIONAL EQUITY FUND

                          Financial Statements for the
                         Six Months Ended March 31, 1999
                                   (Unaudited)

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                       STANDISH INTERNATIONAL EQUITY FUND

                              Financial Statements
                                Table of Contents

                                                                         Page

            Statements of Assets and Liabilities...........................2

            Statements of Operations.......................................3

            Statements of Changes in Net Assets............................4

            Financial Highlights...........................................5

            Schedule of Investments........................................6

            Notes to Financial Statements.................................10

                     Standish, Ayer & Wood Investment Trust
                       Standish International Equity Fund

                       Statement of Assets and Liabilities
                           March 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Assets
   Investments at value (Note 1A) (identified cost, $36,584,571)                                        $ 38,459,636
   Cash                                                                                                      358,832
   Receivable for investments sold                                                                         2,371,802
   Dividends receivable                                                                                      100,831
   Receivable for variation margin on open financial futures contracts (Note 6)                                1,004
   Unrealized appreciation on forward foreign currency exchange contracts (Note 6)                             9,551
   Receivable for foreign dividend tax reclaims                                                               65,769
   Prepaid expenses                                                                                              211
                                                                                                        -------------
       Total assets                                                                                       41,367,636

Liabilities
   Payable for investments purchased                                                 $ 1,575,086
   Unrealized depreciation on forward foreign currency exchange contracts (Note
      6)                                                                                   2,391
   Accrued trustees' fees and expenses (Note 2)                                            2,611
   Accrued accounting, custody and transfer agent fees                                    25,674
   Accrued expenses and other liabilities                                                 17,862
                                                                                     ------------

       Total liabilities                                                                                   1,623,624
                                                                                                        -------------
Net Assets                                                                                              $ 39,744,012
                                                                                                        =============
Net Assets consist of:
   Paid-in capital                                                                                      $ 37,309,473
   Undistributed net investment income                                                                        74,872
   Accumulated net realized gain                                                                             475,190
   Net unrealized appreciation                                                                             1,884,477
                                                                                                        =============
Total Net Assets                                                                                        $ 39,744,012
                                                                                                        =============

Shares of beneficial interest outstanding                                                                  1,764,080
                                                                                                        =============

Net Asset Value, offering price and redemption price per share
   (Net Assets/Shares outstanding)                                                                      $      22.53
                                                                                                        =============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                       Standish International Equity Fund

                             Statement of Operations
               For the Six Months Ended March 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Investment Income
   Dividend income (net of foreign withholding taxes of $14,790)                                      $   260,628
   Interest income                                                                                         23,902

                                                                                                      ------------
       Total investment income                                                                            284,530

Expenses
   Investment advisory fee (Note 2)                                            $  161,558
   Accounting, custody and transfer agent fees                                     82,606
   Legal and audit services                                                        20,164
   Trustees' fees and expenses (Note 2)                                             3,874
   Registration fees                                                                3,241
   Insurance expense                                                                2,817
   Miscellaneous                                                                    2,076
                                                                               -----------
       Total expenses                                                             276,336

Deduct --
   Waiver of investment advisory fee (Note 2)                                     (74,388)
                                                                               -----------

       Net expenses                                                                                       201,948
                                                                                                      ------------

          Net investment income                                                                            82,582
                                                                                                      ------------

Realized and Unrealized Gain (Loss) on Investments
   Net realized gain (loss)
       Investment security transactions                                           367,436
       Financial futures contracts                                                216,254
       Foreign currency transactions and forward foreign
         currency exchange contracts                                              (18,749)
                                                                               -----------

          Net realized gain                                                                               564,941

   Change in unrealized appreciation (depreciation)
       Investment securities                                                    4,324,611
       Financial futures contracts                                                127,665
       Foreign currency and forward foreign currency exchange contracts            16,216
                                                                               -----------

          Net change in unrealized appreciation (depreciation)                                          4,468,492
                                                                                                      ------------

       Net realized and unrealized gain                                                                 5,033,433
                                                                                                      ------------

Net Increase in Net Assets from Operations                                                            $ 5,116,015
                                                                                                      ============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                       Standish International Equity Fund

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                           Six Months Ended
                                                                            March 31, 1999          Year Ended
                                                                              (Unaudited)       September 30, 1998
                                                                           ----------------     ------------------
Increase (decrease) in Net Assets
From Investment Operations
   Net investment income                                                      $    82,582          $    544,277
   Net realized gain                                                              564,941               565,185
   Change in unrealized appreciation (depreciation)                             4,468,492            (3,113,110)
                                                                              ------------         -------------
      Net increase (decrease) in Net Assets from Investment Operations          5,116,015            (2,003,648)
                                                                              ------------         -------------

Distributions to Shareholders
   From net investment income                                                    (200,185)             (567,912)
   From net realized gains on investments                                        (567,620)           (4,215,438)
                                                                              ------------         -------------
      Total distributions to shareholders                                        (767,805)           (4,783,350)
                                                                              ------------         -------------

Fund Share (principal) Transactions (Note 4)
   Net proceeds from sale of shares                                             1,598,233             6,057,674
   Value of shares issued to shareholders in payment of
      distributions declared                                                      657,079             4,381,657
   Cost of shares redeemed                                                     (3,675,513)          (16,333,667)
                                                                              ------------         -------------
      Net decrease in Net Assets from Fund share transactions                  (1,420,201)           (5,894,336)
                                                                              ------------         -------------

Total Increase (Decrease) in Net Assets                                         2,928,009           (12,681,334)

Net Assets
   At beginning of period                                                      36,816,003            49,497,337
                                                                              ------------         -------------

   At end of period (including undistributed net investment income
      of $74,872 and $192,475 respectively)                                   $39,744,012          $ 36,816,003
                                                                              ============         =============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                       Standish International Equity Fund

                              Financial Highlights
--------------------------------------------------------------------------------

                                               Six Months
                                                 Ended           Year Ended
                                               March 31,       September 30,                    Year Ended December 31,
                                                  1999      ---------------------    -----------------------------------------------
                                              (Unaudited)     1998       1997 (1)      1996       1995         1994          1993
                                               ----------   ---------   ----------   ---------  ----------  -----------   ----------

Net Asset Value, Beginning of Period           $   20.17    $  23.57    $   23.25    $  23.54   $   23.12   $    26.74    $   19.78
                                               ----------   ---------   ----------   ---------  ----------  -----------   ----------

Investment Operations
    Net investment income*                          0.05        0.32         0.39        0.47        0.04         0.21         0.26
    Net realized and unrealized gain (loss)
       on investments                               2.74       (1.17)        1.44        1.28        0.45        (2.08)        7.29
                                               ----------   ---------   ----------   ---------  ----------  -----------   ----------
Total from investment operations                    2.79       (0.85)        1.83        1.75        0.49        (1.87)        7.55
                                               ----------   ---------   ----------   ---------  ----------  -----------   ----------

Less distributions to shareholders
    From net investment income                     (0.11)      (0.31)       (0.30)      (0.51)         --        (0.12)       (0.23)
    In excess of net investment income                --          --           --          --          --           --        (0.36)
    From net realized gains on investments         (0.32)      (2.24)       (1.21)      (1.53)      (0.07)       (1.63)          --
                                               ----------   ---------   ----------   ---------  ----------  -----------   ----------
Total distributions to shareholders                (0.43)      (2.55)       (1.51)      (2.04)      (0.07)       (1.75)       (0.59)
                                               ----------   ---------   ----------   ---------  ----------  -----------   ----------
Net Asset Value, End of Period                 $   22.53    $  20.17    $   23.57    $  23.25   $   23.54   $    23.12    $   26.74
                                               ==========   =========   ==========   =========  ==========  ===========   ==========

Total Return                                       13.80%      (2.92)%       7.65%       7.44%       2.14%       (6.99)%      38.27%

Ratios/Supplemental Data
    Expenses (to average daily net assets)*         1.00%+      1.00%        0.84%+      0.50%       1.22%        1.23%        1.34%

    Net investment income (to average daily
       net assets)*                                 0.41%+      1.30%        1.78%+      1.80%       1.76%        1.52%        1.09%

    Portfolio Turnover                                90%        206%         155%        163%        108%          51%          63%

    Net Assets, End of Period (000's
       omitted)                                $  39,744    $ 36,816    $  49,497    $ 47,739   $  59,473   $  104,435    $  92,419
------------------------------------------------------------------------------------------------------------------------------------

* For the periods indicated, the investment adviser voluntarily agreed not to impose a portion of its investment advisory fee. In the absence of this agreement, the net investment income per share and the ratios would have been:

    Net investment income per share            $    0.01    $   0.22    $    0.29    $   0.27          --           --           --
    Ratios (to average daily net assets)
    Expenses                                        1.37%+      1.42%        1.42%+      1.29%         --           --           --
    Net investment income                           0.04%+      0.88%        1.20%+      1.01%         --           --           --

(1) For the nine months ended September 30, 1997.

+   Computed on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                       Standish International Equity Fund

              Schedule of Investments - March 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                    Value
Security                                         Shares           (Note 1A)
--------------------------------------------------------------------------------

EQUITIES -- 96.5%

Australia -- 5.5%
F.H. Faulding & Company Ltd.                      39,500         $     236,035
National Australia Bank Ltd.                      29,000               528,171
Newcrest Mining Ltd.*                            211,000               413,129
Pioneer Intl Ltd.                                103,000               204,943
PMP Communications Ltd.                          121,600               249,683
Qantas Airways Ltd.                               96,000               254,300
Stockland Trust Group                            123,000               301,036
                                                                 --------------
                                                                     2,187,297
                                                                 --------------

Austria -- 2.1%
Austrian Airlines                                  5,400               175,429
BBAG Oester Brau Bete AG                           6,200               281,050
Erste Bank                                         2,900               147,109
Oemv AG                                            2,800               247,505
                                                                 --------------
                                                                       851,093
                                                                 --------------

Denmark -- 2.5%
FLS Industries A/S-B                              11,200               219,363
Jyske Bank A/S                                     2,412               193,514
Tele Danmark B Ordinary Shares                     3,300               326,519
Topdanmark (Registered)*                           1,360               250,708
                                                                 --------------
                                                                       990,104
                                                                 --------------

France -- 7.8%
AGF Assurances Gen France                          5,500               296,808
Banque National De Paris                           3,350               291,422
Ciments Francais-A                                 4,400               237,446
Esso Ste Anonyme Francaise                         4,300               345,522
Michelin B French Regular Shares                   4,170               187,003
Pechiney SA-A                                      4,100               148,242
Pinault-Printemps                                  1,300               206,236
Renault SA                                         9,300               327,523
Rhone Polenc Frf25 "A"                            10,200               461,271
Scor SA                                            4,300               216,270
Suez Lyonnaise Des Eaux-Dumex                      2,000               369,984
                                                                 --------------
                                                                     3,087,727
                                                                 --------------

Germany -- 11.9%
Agiv AG                                           16,200               305,107
BASF AG                                            6,800               248,800
BHF Bank                                           8,900               365,019
Daimler Chrysler AG*                               7,425               645,912
DBV Holding AG Registered Shares                   1,170               423,032
Escada AG                                          2,550               357,788
Fielmann Preferred AG                              4,800               170,961
GEA Preferred AG                                  10,400               207,657
Heidelberger Zement AG                             3,500               213,432

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                       Standish International Equity Fund

              Schedule of Investments - March 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                    Value
Security                                         Shares           (Note 1A)
--------------------------------------------------------------------------------

Germany (continued)
Lufthansa AG                                      15,800         $     345,322
Mannesmann AG Dm50*                                4,350               555,413
Phoenix AG                                        19,000               307,601
RWE AG                                             7,700               340,735
Thyssen Krupp AG*                                 11,820               233,459
                                                                 --------------
                                                                     4,720,238
                                                                 --------------

Hong Kong -- 0.0%
Regal Hotel International                            800                    78
                                                                 --------------

Ireland -- 2.6%
Bank Of Ireland                                    7,000               146,569
CRH PLC                                           14,650               252,830
DCC PLC                                           47,000               362,699
Fyffes PLC 1                                      56,600               133,173
Jurys Hotel Group                                 15,200               132,883
                                                                 --------------
                                                                     1,028,154
                                                                 --------------

Italy -- 5.8%
Credito Italiano Ordinary Shares                  41,600               224,629
ENI Spa                                           96,600               618,264
Impreglio Spa*                                   180,000               140,091
R.A.S. Spa                                        29,600               308,291
San Paolo - Imi Spa*                              19,500               316,221
Telecom Italia Mobile Ordinary Shares             66,200               443,345
Telecom Italia Spa                                25,400               269,783
                                                                 --------------
                                                                     2,320,624
                                                                 --------------

Japan -- 19.5%
CSK Corp.                                         14,000               440,926
Daito Trust Construction Ordinary Shares          29,000               303,798
DDI Corp.                                             82               386,695
Denso Corp.                                        8,000               156,632
Hitachi Ltd. (Hit. Seisakusho)                    50,000               369,263
Honda Motor Co. Ltd.                               9,000               405,474
House Foods Corp.                                 11,000               155,621
Inax Corp.                                        38,000               257,920
Izumiya                                           43,000               372,968
Kirin Brewery Co. Ltd.                            18,000               210,392
Mazda Motors Corp.                                71,000               275,032
Mitsui Chemicals Inc.                             67,000               321,600
Nippon Kayaku Co. Ltd.                            50,000               238,737
Nippon Shinpan Co. Ordinary Shares               125,000               284,211
Nippon Telegraph and Telephone Corp.                  15               146,526
Ono Pharmaceutical                                14,000               563,537
Orient Corporation                               186,000               483,992
Sekisui House Ltd. Jpy 50                         20,000               212,211
Shikoku Electric Power                            23,000               358,316

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                       Standish International Equity Fund

              Schedule of Investments - March 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                    Value
Security                                         Shares           (Note 1A)
--------------------------------------------------------------------------------

Japan (continued)
Takeda Chem Industries Ltd.                        5,000         $     193,263
The Bank Of Tokyo Mitsubishi                      28,000               384,808
Toho Co. Ltd.                                      1,900               256,800
Tokyo Electric Power Co., Inc.                     9,000               193,263
Toshiba Corp.                                     25,000               170,316
Toyo Suisan Kaisha Ltd.                           41,000               341,811
Yakult Honsha                                     39,000               279,158
                                                                 --------------
                                                                     7,763,270
                                                                 --------------

Netherlands -- 4.3%
ABN Amro Holdings                                 13,200               274,962
ASR Verzekeringsgroep NV                           1,700               125,684
Gamma Holding                                      6,700               307,331
Hollandsche Beton Groep NV                           100                 1,052
ING Groep                                          4,000               220,393
Koninklijke Boskalis Westminster NV               19,100               292,728
Koninklijke KPN NV                                 6,800               270,451
Koninklijke Van Ommeren NV                         6,900               201,074
                                                                 --------------
                                                                     1,693,675
                                                                 --------------

Singapore -- 3.0%
Jurong Shipyards Ltd.                             41,000               162,576
Overseas Chinese Banking Corp.                    48,000               325,094
Sembcorp Industries                              200,553               219,418
Singapore Airlines Ltd.                           40,000               289,436
Want Want Holdings                               180,200               182,002
                                                                 --------------
                                                                     1,178,526
                                                                 --------------

Spain -- 3.9%
Faes-Fabric Espan De Product                      10,400               159,685
Inmobiliaria Urbis SA Accion Series 1*            13,500               214,187
Repsol SA                                          8,900               458,195
Sevillana De Electricidad Esb500                  30,800               417,193
Telefonica Ordinary Shares                         7,600               322,283
                                                                 --------------
                                                                     1,571,543
                                                                 --------------

Switzerland -- 6.3%
Ares-Serono Group, Class B                           185               274,245
Credit Suisse Group - Registered                   2,260               421,260
Helvetia Patria Holding - Registered                 410               318,707
Moevenpick Holding-Bearer                            400               209,360
Roche Holding AG - Genusschein                       550               670,460
Schindler Holding AG-Registered                      170               286,452
Swiss Air Group                                    1,550               331,863
                                                                 --------------
                                                                     2,512,347
                                                                 --------------

United Kingdom -- 21.3%
Abbey National                                    15,600               324,190
Amec PLC                                         200,400               726,762

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                       Standish International Equity Fund

              Schedule of Investments - March 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                         Value
Security                                                                              Shares           (Note 1A)
---------------------------------------------------------------------------------------------------------------------

United Kingdom (continued)
Associated British Foods PLC                                                           40,000         $     279,273
Barclays PLC 1P Ordinary Shares                                                         6,800               196,827
BG PLC                                                                                 76,400               448,765
British Energy PLC                                                                     61,000               585,003
British Telecommunications PLC                                                         19,300               315,691
Caradon PLC                                                                            89,000               195,810
Courtaulds Textiles PLC                                                                53,000               132,409
Granada Group PLC                                                                      19,300               395,690
Hammerson Prop Inv & Dev Ordinary Shares                                               33,300               224,085
Hyder PLC                                                                              16,500               208,768
National Westminster                                                                   18,200               423,007
Norwich Union PLC                                                                      53,500               370,363
Nycomed Amersham PLC-A                                                                 42,000               361,833
Royal Bank of Scotland Group PLC                                                       37,700               821,542
Signet Group PLC*                                                                     638,000               491,027
Smith and Nephew Associated PLC                                                       132,500               321,413
Somerfield PLC                                                                         40,200               205,722
Tate & Lyle PLC                                                                        67,000               449,241
Transport Development Group PLC                                                        69,300               233,448
United Utilities PLC                                                                   24,000               290,124
Vodafone Group PLC                                                                     24,400               454,957
                                                                                                      --------------
                                                                                                          8,455,950
                                                                                                      --------------

TOTAL EQUITIES (COST $36,485,677)                                                                        38,360,626
                                                                                                      --------------

                                                                                             Par
Security                                                        Rate          Maturity      Value
-----------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 0.3%

U.S. GOVERNMENT AGENCY -- 0.3%
Federal Home Loan Mortgage Corporation Discount Note+           0.000%       6/24/1999      100,000           99,010
                                                                                                       --------------

TOTAL U.S. GOVERNMENT AGENCY (COST $98,894)                                                                   99,010
                                                                                                       --------------

TOTAL SHORT-TERM INVESTMENTS (COST  $98,894)                                                                  99,010
                                                                                                       --------------

TOTAL INVESTMENTS -- 96.8% (COST $36,584,571)                                                          $  38,459,636

Other Assets, Less Liabilities -- 3.2%                                                                     1,284,376
                                                                                                       ==============

NET ASSETS -- 100%                                                                                     $  39,744,012
                                                                                                       ==============

Notes to the Schedule of Investments:

*  Non-income producing security.

+ Denotes all or part of security pledged as collateral to cover margin requirements on open financial futures contracts (Note 6).

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                       Standish International Equity Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)      Significant Accounting Policies:

         Standish, Ayer & Wood Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish International Equity Fund (the "Fund") is a separate, diversified investment series of the Trust.

         The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

         A.  Investment security valuations

         Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are primarily traded. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.

         Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Fund are valued at amortized cost. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the trustees determine during such sixty-day period that amortized cost does not represent fair value.

         B.  Securities transactions and income

         Securities transactions are recorded as of trade date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount on debt securities when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

         C.  Federal taxes

         As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year.

         D.  Foreign currency transactions

         Investment security valuations, other assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

         Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

                     Standish, Ayer & Wood Investment Trust
                       Standish International Equity Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

         E.  Distributions to shareholders

         Dividends from net investment income and capital gains distributions, if any, are reinvested in additional shares of the Fund unless the shareholder elects to receive them in cash. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatment of foreign currency transactions. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income and accumulated net realized gain (loss).

 (2)     Investment Advisory Fee:

         The investment advisory fee paid to Standish International Management Company, L.P. ("SIMCO") for overall investment advisory and administrative services, and general office facilities, is paid monthly at the annual rate of 0.80% of the Fund's average daily net assets. SIMCO voluntarily agreed to limit total Fund operating expenses to 1.00% of the Fund's average daily net assets for the six months ended March 31, 1999. This agreement is voluntary and temporary and may be discontinued or revised by SIMCO at any time. For the six months ended March 31, 1999, SIMCO voluntarily waived a portion of its investment advisory fee in the amount of $74,388. The Trust pays no compensation directly to its trustees who are affiliated with SIMCO or to its officers, all of whom receive remuneration for their services to the Trust from SIMCO. Certain of the trustees and officers of the Trust are directors or officers of SIMCO or its affiliates.

(3)      Purchases and Sales of Investments:

         Purchases and proceeds from sales of investments, other than short-term investments, were as follows:

                                                           Six Months Ended               Year Ended
                                                            March 31, 1999            September 30, 1998
                                                     ----------------------------  ----------------------------

                                                       Purchases       Sales        Purchases         Sales
                                                     -------------  -------------  -------------  -------------

         U.S. Government Securities.............     $          --             --  $     444,094             --
                                                     =============  =============  =============  =============
         Investments (non-U.S. Government
         Securities) ...........................     $  36,227,204  $  37,979,280  $  83,013,299  $  94,513,395
                                                     =============  =============  =============  =============

 (4)     Shares of Beneficial Interest:

         The Declaration of Trust permits the Trust to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                          Six Months Ended          Year Ended
                                                                           March 31, 1999       September 30, 1998
                                                                        ---------------------  --------------------
         Shares sold..................................................                72,596              264,292
         Shares issued to shareholders in payment of distributions
            declared..................................................                28,631              231,061
         Shares redeemed..............................................              (162,654)            (770,220)
                                                                        ---------------------  --------------------
         Net decrease.................................................               (61,427)            (274,867)
                                                                        =====================  ====================

         At March 31, 1999, the Fund had two shareholders of record owning approximately 13% and 11% of the Fund's outstanding shares.

                     Standish, Ayer & Wood Investment Trust
                       Standish International Equity Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(5)      Federal Income Tax Basis of Investment Securities:

         The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 1999, as computed on a federal income tax basis, were as follows:

         Aggregate Cost...................................  $   36,584,571
                                                            ===============

         Gross unrealized appreciation....................  $    3,731,663
         Gross unrealized depreciation....................  $   (1,856,598)
                                                            ---------------
         Net unrealized appreciation .....................  $    1,875,065
                                                            ===============

(6)      Financial Instruments:

         In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these investments are set forth more fully in the Fund's Prospectus and Statement of Additional Information.

         The Fund trades the following financial instruments with off-balance sheet risk:

         Options

         Call and put options give the holder the right to purchase or sell, respectively, a security or currency at a specified price on or before a certain date. The Fund may use options to seek to hedge against risks of market exposure and changes in securities prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. Options, both held and written by the Fund, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased option is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms.

         Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Fund is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, has no control over whether the underlying securities may be sold (call) or purchased
         (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. During the six months ended March 31, 1999, the Fund did not write any option transactions, nor were there any open written option contracts at March 31, 1999.

         Forward currency exchange contracts

         The Fund may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Fund primarily to protect the value of the Fund's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

                     Standish, Ayer & Wood Investment Trust
                       Standish International Equity Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

         At March 31, 1999, the Fund held the following forward foreign currency exchange contracts:

                                                                                                                        U.S.$
                                                                                   U.S. $            U.S.$            Unrealized
                                                            Contract Value         Market          Aggregate         Appreciation/
         Contracts to Receive      Local Principal Amount        Date              Value          Face Amount       (Depreciation)
         -------------------------------------------------------------------------------------------------------------------------
         Great British Pound                  1,127             4/01/99        $     1,816        $      1,818       $          (2)
         Japanese Yen                    55,021,000             6/10/99            466,916             457,365               9,551
                                                                             -----------------------------------------------------
                                                                               $   468,732        $    459,183       $       9,549
                                                                             =====================================================

                                                                                                                        U.S.$
                                                                                   U.S. $            U.S.$            Unrealized
                                                            Contract Value         Market          Aggregate         Appreciation/
         Contracts to Deliver      Local Principal Amount        Date              Value          Face Amount       (Depreciation)
         -------------------------------------------------------------------------------------------------------------------------
         Euro                                 1,062             4/01/99        $     1,146        $     1,142        $          (4)
         Japanese Yen                    42,432,000             6/10/99            360,788            358,403               (2,385)
                                                                             -----------------------------------------------------
                                                                               $   361,934        $   359,545        $      (2,389)
                                                                             =====================================================

         Futures contracts

         The Fund may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to the margin requirements, the Fund deposits either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Fund's exposure to the underlying instrument, while selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparties do not perform under the contracts' terms. The Fund enters into financial futures transactions primarily to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. At March 31, 1999, the Fund held the following open financial futures contracts:

                                                                                             Underlying
                                                                                           Face/amount at        Unrealized
                      Contract                      Position          Expiration Date           value            Gain/(Loss)
         ------------------------------------  -------------------  -------------------  -------------------  -----------------
         Eurotop 100 Futures (1 contract)             Long                6/22/99          $       292,800      $       (4,910)
         Topix Futures (1 contract)                   Long                6/16/99                  105,853               9,003
                                                                                                                ---------------
                                                                                                                $        4,093
                                                                                                                ===============